PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2017	2018
	(RMB in thousands)
Receivables from Pre-IPO Series C-1 preferred shareholders (Note 14)	502,211	347,238
Receivables from third-party payment service providers (i)	171,788	225,449
Deposits to Institutional Funding Partners	146,881	207,429
Prepayment to inventory suppliers	26,597	61,064
Prepaid input value-added tax	44,839	19,750
Rental deposits and other current assets	52,942	62,897
Total prepaid expenses and other current assets	945,258	923,827
(i)

The Group opened accounts with third‑party payment service providers mainly to facilitate collection and transfer of the funds, interest and service fees from/to the Borrowers and Individual Investors or Institutional Funding Partners. The balance of receivables from third‑party payment service providers represents amounts temporarily held in these accounts.